LONG-TERM INCENTIVE PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
LONG-TERM INCENTIVE PLAN

11. LONG-TERM INCENTIVE PLAN

On April 15, 2019, the Compensation and Nominating and Governance Committee (the “Committee”) of the Board approved the award of 1,015,047 phantom unit awards consisting of 494,421 phantom units subject to time-based vesting (“TVUs”) and 520,626 phantom units subject to performance-based vesting (“PVUs”) to certain members of the general partner’s senior management. The awards of phantom units were made under the Partnership’s Amended and Restated 2019 Long-Term Incentive Plan (“LTIP”).

 The TVUs shall vest, if at all, in three equal annual installments on each April 3 (or first business day thereafter) commencing on April 3, 2020. The PVUs shall vest based on the extent, if any, to which the Committee determines that the performance conditions established by the Committee for calendar years 2019, 2020 and 2021 have been achieved or waived in writing, as follows:

•

if the “threshold” performance condition with respect to a calendar year has been achieved or waived but not the “target” condition, then 25% of the PVUs subject to vesting with respect to such year (rounded down to the nearest whole phantom unit) shall vest;

•	if the “target” performance condition with respect to a calendar year has been achieved or waived, then 50% of the PVUs subject to vesting with respect to such year shall vest; and
•	if the “maximum” performance condition with respect to a calendar year has been achieved or waived, then 100% of the PVUs subject to vesting with respect to such year shall vest.

Also on April 15, 2019, an additional 275,000 restricted units were awarded to an officer of the general partner pursuant to his employment agreement, which units vest in equal quarterly installments over a four year period commencing July 15, 2019, the three month anniversary of the grant date.

The Recapitalization Transactions, described in Note 1 General, resulted in a Change of Control as defined in the LTIP. The Change of Control accelerated the vesting of certain awards, resulting in the immediate vesting of 1,351,493 phantom and restricted units. These awards were net settled with 376,351 units withheld to satisfy the participants’ tax withholding obligations, resulting in a net number of 975,142 common units being issued. The Partnership recognized $2.2 million in unit-based compensation expense related to this accelerated vesting. These units were delivered in the third quarter of 2019.

An aggregate of 238,553 phantom units issued under the LTIP and held in deferred compensation accounts for certain directors that either became payable as a result of the Recapitalization Transactions or had previously become payable were issued in the third quarter of 2019.

An aggregate of 48,924 restricted units vested in the second quarter of 2019 in accordance with the awards’ contractual vesting schedule, which were net settled with 17,629 units withheld to satisfy the participants’ tax withholding obligations, resulting in a net number of 31,295 common units being issued. In addition, 49,379 restricted units vested in the third quarter of 2019 in accordance with the awards’ contractual vesting schedule, which were net settled with 17,772 units withheld to satisfy the participants’ tax withholding obligations, resulting in a net number of 31,607 common units being issued.

13.	LONG-TERM INCENTIVE AND RETIREMENT PLANS

2018 Long-Term Incentive Plan

Effective August 22, 2018, the General Partner’s Board of Directors (the "Board") adopted the Stonemor Amended and Restated 2018 Long-Term Incentive Plan (“2018 LTIP”), which amended and restated the Stonemor Partners L.P. 2014 Long-Term Incentive Plan ("2014 LTIP") that had been approved by the Board and the Partnership’s unitholders in 2014. The 2018 LTIP increased the number of units that may be delivered with respect to awards from 1,500,000 common units plan to 2,000,000 common units. The Compensation and Nominating and Governance Committee of the Board (the "Compensation Committee") administers the 2018 LTIP.

The 2018 LTIP permits the grant of awards, which may be in the form of phantom units, restricted units, unit appreciation rights ("UAR"), options, performance awards, cash awards, distribution equivalent rights or other equity awards, including performance factors for each, covering an aggregate of 2,000,000 common units, a number that the Board may increase by up to 100,000 common units per year. At December 31, 2018, the estimated number of common units to be issued upon vesting of outstanding awards under this plan, assuming the satisfaction of the maximum conditions for performance factors, was 1,122,601. As of December 31, 2018, a cumulative number of 34,036 common units had been issued, leaving 843,363 common units available for future grants under the plan, assuming no increases by the Board.

Phantom Unit Awards

Phantom units represent contingent rights to receive a common unit or an amount of cash, or a combination of both, based upon the value of a common unit. Phantom units become payable, in cash or common units, at the Partnership’s election, upon the separation of directors and executives from service or upon the occurrence of certain other events specified in the underlying agreements. Phantom units are subject to terms and conditions determined by the Compensation Committee. In tandem with phantom unit grants, the Compensation Committee may grant distribution equivalent rights ("DERs"), which are the right to receive an amount in cash or common units equal to the cash distributions made by the Partnership with respect to common unit during the period that the underlying phantom unit is outstanding. All phantom units outstanding under the 2018 LTIP at December 31, 2018 contain tandem DERs to the extent there were distributions.

The following table sets forth the 2018 LTIP phantom unit award activity for the years ended December 31, 2018 and 2017, respectively:

	Years Ended December 31,
	2018	2017
Outstanding, beginning of period	108,602	117,630
Granted (1)	354,104	41,732
Settled in common units or cash (1)	(709)	(16,098)
Forfeiture	(87,536)
Performance vesting forfeiture	(29,512)	(34,662)
Outstanding, end of period (2)	344,949	108,602
(1)

The weighted-average grant date fair value for the unit awards on the date of grant was $6.72 and $8.11 for the years ended December 31, 2018 and 2017, respectively. The intrinsic values of unit awards vested during the years ended December 31, 2018 and 2017 were $2.4 million and $0.4 million, respectively.

(2)	Based on the closing price of the common units on December 31, 2018, the estimated intrinsic value of the outstanding unit awards was $2.4 million at December 31, 2018.

Restricted Unit Awards

A restricted unit is a common unit that is subject to a restricted period established by the Compensation Committee, during which the award remains subject to forfeiture or is either not exercisable by or payable to the recipient of the award. The Compensation Committee determines the number of restricted units to be granted, the period of time when the restricted units are subject to vesting or forfeiture conditions, which may include accelerated vesting upon the achievement of certain performance goals, and such other terms and conditions the Compensation Committee may establish. Upon or as soon as reasonably practical following the vesting of a restricted unit, the participant is entitled to receive a certificate evidencing ownership of the unit or to have the restrictions removed from any certificate that may have previously been delivered so that the unit will be unrestricted.  Recipients of restricted unit awards are entitled to unit distributions rights (“UDRs”), representing the right to receive distributions made with respect to the Partnership’s common units.  Such UDRs may be payable in cash or as additional restricted units and may be subject to forfeiture and withheld until the restricted units to which they relate cease to be subject to forfeiture, all as determined by the Compensation Committee.  All restricted units outstanding under the 2018 LTIP at December 31, 2018 provided for current payment of UDRs in cash at the time the related distributions were paid to the Partnership’s unitholders.

The following table sets forth the 2018 LTIP restricted unit award activity for the years ended December 31, 2018 and 2017, respectively:

	Years Ended December 31,
	2018	2017
Outstanding, beginning of period	—	—
Granted (1)	780,949	—
Settled in common units or cash (1)	—	—
Performance vesting forfeiture	—	—
Outstanding, end of period (2)	780,949	—
(1)	The weighted-average grant date fair value for the unit awards on the date of grant was $3.98 for the year ended December 31, 2018.

2004 Long-Term Incentive Plan

The Compensation Committee administers the Partnership’s 2004 Long-Term Incentive Plan ("2004 LTIP"). The 2004 LTIP permitted the grant of awards, which were permitted to be in the form of phantom units, restricted units, unit appreciation rights ("UAR") or other equity awards. At December 31, 2018, the estimated number of common units to be issued upon vesting and exercise of outstanding awards under this plan was 219,306, based upon the closing price of our common units at December 31, 2018. A cumulative number of 626,188 common units had been issued under the 2004 LTIP as of December 31, 2018. There were no awards available for grant under the 2004 LTIP at December 31, 2017 because no new awards were permitted to be made after its expiration on September 10, 2014.

Phantom Unit Awards

Phantom units were credited to participants’ mandatory deferred compensation accounts in connection with DERs accruing on phantom units received under the 2004 LTIP. These DERs continue to accrue until the underlying securities are issued. The following table sets forth the 2004 LTIP activity related to DERs credited as phantom units to the participant’s accounts for the years ended December 31, 2018 and 2017, respectively:

	Years Ended December 31,
	2018	2017
Outstanding, beginning of period	219,306	205,510
Granted (1)	—	13,796
Settled in common units or cash	—	—
Outstanding, end of period (2)	219,306	219,306

(1)	The weighted-average grant date fair value for the phantom unit awards on the date of grant was $9.70 for the year ended December 31, 2017.
(2)	Based on the closing price of the common units on December 31, 2018, the estimated intrinsic value of the outstanding restricted phantom units was $0.5 million.

Unit Appreciation Rights Awards

UAR awards represent a right to receive an amount equal to the closing price of the Partnership’s common units on the date preceding the exercise date less the exercise price of the UARs, to the extent the closing price of the Partnership’s common units on the date preceding the exercise date is in excess of the exercise price. This amount is then divided by the closing price of the Partnership’s common units on the date preceding the exercise date to determine the number of common units to be issued to the participant. UAR awards are subject to terms and conditions determined by the Compensation Committee, which may include vesting restrictions. UAR awards granted through December 31, 2018 have a five-year contractual term beginning on the grant date and vest ratably over a period of 48 months beginning on the grant date. All of the UARs outstanding at December 31, 2018 are vested. The following table sets forth the UAR award activity for the years ended December 31, 2018 and 2017, respectively:

	Years Ended December 31,
	2018	2017
Outstanding, beginning of period	58,646	66,355
Granted	—	—
Exercised	—	—
Forfeited	(43,646)	(7,709)
Outstanding, end of period (1)	15,000	58,646
Exercisable, end of period	15,000	57,081

Based on the closing price of the common units on December 31, 2018 the outstanding UARs had no intrinsic value and the weighted average remaining contractual life for outstanding UAR awards at December 31, 2018 was 0.1 years.

Total compensation expense for restricted unit award activity for the year ended December 31, 2018, was approximately $0.4 million.  Total compensation expense for phantom unit awards under both the 2004 LTIP and the 2018 LTIP was approximately $2.0 million and $0.4 million for the years ended December 31, 2018 and 2017, respectively

At December 31, 2018, the Partnership had no unrecognized compensation expense related to unvested UAR awards. The Partnership recognized total compensation expense for UAR awards of $0.1 million for each of the years ended December 31, 2018 and 2017.